BORROWINGS (Details Narrative) - AUD ($)	1 Months Ended
	Nov. 30, 2023	Jun. 30, 2024	Mar. 25, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Research and development loan		$ 601,000
Insurance expenses	$ 271,000
Insurance premium funding		$ 42,546
Radium Capital [Member]
IfrsStatementLineItems [Line Items]
Research and development loan			$ 601,000
Incentive refund interest rate			1.33%